Core Alternative ETF
Schedule of Investments
July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Basic Materials - 4.0%
Air Products & Chemicals, Inc.	33,836	$8,399,110
The Mosaic Co.	145,087	7,640,281
		16,039,391
Communications - 6.8%
Alphabet, Inc. - Class A (a)	93,320	10,854,982
Cisco Systems, Inc.	142,996	6,487,729
FactSet Research Systems, Inc.	23,247	9,988,771
		27,331,482
Consumer, Cyclical - 12.3%
Dollar General Corp.	44,692	11,102,834
Genuine Parts Co.	67,375	10,299,616
McDonald's Corp.	40,019	10,539,804
Starbucks Corp.	98,685	8,366,514
Walmart, Inc.	70,449	9,302,790
		49,611,558
Consumer, Non-Cyclical - 20.0%
Amgen, Inc.	37,381	9,250,676
Diageo PLC - ADR (b)	45,105	8,633,097
Eli Lilly & Co.	34,443	11,355,513
Johnson & Johnson	64,767	11,303,137
Merck & Co., Inc.	94,183	8,414,309
PepsiCo, Inc.	66,741	11,677,005
The Procter & Gamble Co.	64,052	8,897,463
UnitedHealth Group, Inc.	20,672	11,211,252
		80,742,452
Energy - 5.7%
Chevron Corp.	68,384	11,199,932
Exxon Mobil Corp.	123,140	11,935,960
		23,135,892
Financials - 12.4%
Aflac, Inc.	166,956	9,566,579
Capital One Financial Corp.	56,878	6,246,911
CME Group, Inc.	32,055	6,394,331
JPMorgan Chase & Co.	74,432	8,586,476
Morgan Stanley	117,337	9,891,509
The Blackstone Group, Inc. - Class A	89,793	9,165,172
		49,850,978
Industrials - 13.9%
3M Co.	49,630	7,109,001
Emerson Electric Co.	107,902	9,718,733
L3Harris Technologies, Inc.	37,808	9,072,786
Lockheed Martin Corp.	21,985	9,097,613
Norfolk Southern Corp.	39,819	10,001,338
Waste Management, Inc.	68,762	11,315,475
		56,314,946
Technology - 18.6%
Accenture PLC - Class A (b)	34,585	10,592,002
Advanced Micro Devices, Inc. (a)	115,380	10,899,949
Apple, Inc.	64,566	10,492,621
Broadridge Financial Solutions, Inc.	63,470	10,190,109
Fiserv, Inc. (a)	98,131	10,370,484
Microsoft Corp.	41,060	11,527,184
Paychex, Inc.	86,794	11,133,934
		75,206,283
Utilities - 5.2%
NextEra Energy, Inc.	121,096	10,231,401
The Southern Co.	141,673	10,893,237
		21,124,638
Total Common Stocks (Cost $350,629,378)		399,357,620

MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 1.87% (c)	3,002,183	3,002,183
Total Money Market Funds (Cost $3,002,183)		3,002,183

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.2%
PURCHASED PUT OPTIONS - 0.2%
CBOE S&P 500 Index
Expiration: August 2022, Exercise Price: $3,920	425	44,625	$ 175,537,325
Expiration: August 2022, Exercise Price: $3,965	400	220,000	165,211,600
Expiration: August 2022, Exercise Price: $4,010	525	525,000	216,840,225
Expiration: August 2022, Exercise Price: $4,090	200	101,000	82,605,800
Total Purchased Options (Cost $3,756,181)		890,625

Total Investments - 99.8% (Cost $357,387,742)		403,250,428
Other Assets and Liabilities, net - 0.2%		761,306
Net Assets - 100%		$404,011,734

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Less than 0.05%.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$399,357,620	$-	$-	$399,357,620
Money Market Funds	3,002,183	-	-	3,002,183
Purchased Options	-	890,625	-	890,625
Total Investments - Assets	$402,359,803	$890,625	$-	$403,250,428

* See the Schedule of Investments for industry classifications.